Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 98.2%
	Australia — 7.1%
9,100	AGL Energy, Ltd.	$107,654
588,775	AusNet Services	680,254
94,825	Fortescue Metals Group, Ltd.	921,855
1,175	Lendlease Group	10,156
1,250	Macquarie Group, Ltd.	103,740
417,175	Medibank Pvt, Ltd.	864,906
132,750	Origin Energy, Ltd.	540,191
14,075	Rio Tinto, Ltd.	963,763
327,600	Stockland, REIT	759,637
125,025	Worley, Ltd.	765,003
		5,717,159
	Austria — 2.1%
20,850	ANDRITZ AG(a)	760,206
20,925	OMV AG(a)	706,088
11,900	Raiffeisen Bank International AG	212,691
		1,678,985
	Belgium — 2.0%
650	Solvay SA	52,147
16,200	Telenet Group Holding NV	667,488
7,600	UCB SA	881,949
		1,601,584
	Denmark — 1.0%
15,425	Pandora A/S	842,429
	Finland — 1.3%
15,675	Stora Enso OYJ	187,618
28,200	UPM-Kymmene OYJ	816,801
		1,004,419
	France — 10.5%
8,975	Arkema SA	862,708
9,950	Atos SE(a)	853,041
7,125	Capgemini SE	822,232
23,450	Cie de Saint-Gobain(a)	846,095
8,000	Cie Generale des Etablissements Michelin SCA	833,861
9,325	Ipsen SA	791,051
3,375	LVMH Moet Hennessy Louis Vuitton SE	1,490,039
14,000	Sanofi	1,427,779
4,700	Schneider Electric SE	522,810
		8,449,616
	Germany — 10.4%
5,875	Bayer AG	435,474
15,300	Brenntag AG	811,204
28,450	Deutsche Post AG(a)	1,044,676
50,875	Deutsche Telekom AG	853,640
79,425	E.ON SE	896,519
10,125	Fresenius Medical Care AG & Co. KGaA(a)	871,048
19,050	Fresenius SE & Co. KGaA(a)	946,835
10,500	Henkel AG & Co. KGaA	878,430
3,075	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	800,711
20,850	United Internet AG	885,851
		8,424,388
	Hong Kong — 4.1%
237,000	BOC Hong Kong Holdings, Ltd.	758,849
105,000	CK Asset Holdings, Ltd.	629,663

Shares		Fair Value
COMMON STOCKS — (continued)
	Hong Kong — (continued)
188,000	Hang Lung Properties, Ltd.	$446,928
241,500	Kerry Properties, Ltd.	627,328
29,000	Wharf Real Estate Investment Co., Ltd.	139,218
93,000	Wheelock & Co., Ltd.	735,118
		3,337,104
	Ireland — 1.1%
25,925	Smurfit Kappa Group PLC	859,320
	Israel — 1.6%
3,900	Check Point Software Technologies, Ltd.(a)	418,977
71,975	Teva Pharmaceutical Industries, Ltd., ADR(a)	887,452
		1,306,429
	Italy — 0.9%
105,500	Mediobanca Banca di Credito Finanziario SpA	761,843
	Japan — 23.4%
15,400	Advantest Corp.	878,885
40,600	Brother Industries, Ltd.	733,524
7,300	Fujitsu, Ltd.	854,708
46,300	Fukuoka Financial Group, Inc.	732,045
3,300	Hikari Tsushin, Inc.	754,539
38,400	Honda Motor Co., Ltd.	982,797
42,500	ITOCHU Corp.	919,607
34,400	KDDI Corp.	1,026,398
328,200	Mebuki Financial Group, Inc.	764,527
39,600	Nexon Co., Ltd.	893,235
86,000	Obayashi Corp.	808,526
4,900	Resona Holdings, Inc.	16,767
33,800	SBI Holdings, Inc.	733,477
46,000	Sekisui House, Ltd.	878,240
82,300	Seven Bank, Ltd.	225,570
13,300	Shionogi & Co., Ltd.	834,354
24,000	SoftBank Group Corp.	1,210,264
14,700	Sony Corp.	1,014,744
32,200	Sumitomo Mitsui Financial Group, Inc.	908,742
21,000	Taisei Corp.	765,368
14,400	Tokyo Century Corp.	737,369
3,900	Tokyo Electron, Ltd.	962,301
144,600	Yamada Denki Co., Ltd.	717,275
100,700	Z Holdings Corp.	494,208
		18,847,470
	Netherlands — 3.2%
33,400	Koninklijke Ahold Delhaize NV	910,281
6,500	NXP Semiconductors NV	741,260
16,650	Randstad NV	744,502
2,700	Wolters Kluwer NV	211,042
		2,607,085
	Norway — 1.0%
60,375	DNB ASA(a)	805,855
	Singapore — 3.0%
52,500	Keppel Corp., Ltd.	226,114
61,100	Venture Corp., Ltd.	714,058
252,800	Wilmar International, Ltd.	747,724
1,093,900	Yangzijiang Shipbuilding Holdings, Ltd.	736,407
		2,424,303
	Spain — 1.9%
30,225	Enagas SA	739,407

See accompanying Notes to the Schedule of Portfolio Investments.

Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments — (continued)

June 30, 2020 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Spain — (continued)
31,100	Endesa SA	$771,471
		1,510,878
	Sweden — 3.2%
27,400	Essity AB, Class B(a)	888,346
46,700	SKF AB, Class B	872,988
11,825	Swedish Match AB	834,321
		2,595,655
	Switzerland — 8.3%
2,475	Adecco Group AG	116,661
11,200	Nestle SA	1,241,751
21,950	Novartis AG	1,912,307
6,525	Roche Holding AG	2,260,583
34,825	UBS Group AG	402,196
2,175	Zurich Insurance Group AG	770,669
		6,704,167
	United Kingdom — 12.1%
5,175	Anglo American PLC	119,300
67,675	Antofagasta PLC	783,292
33,175	British American Tobacco PLC	1,272,350
29,400	Bunzl PLC	788,597
10,625	Ferguson PLC	868,767
81,375	GVC Holdings PLC	745,873
39,550	Imperial Brands PLC	752,897
284,625	Kingfisher PLC	783,054
306,525	Legal & General Group PLC	835,660
21,225	Rio Tinto PLC	1,194,466
50,175	SSE PLC	849,616
239,025	Standard Life Aberdeen PLC	792,054
		9,785,926
	Total Common Stocks
	(Cost $72,446,338)	79,264,615
PREFERRED STOCKS — 0.9%
	Germany — 0.9%
4,425	Henkel AG & Co. KGaA	412,823
5,600	Porsche Automobil Holding SE	324,343
	Total Preferred Stocks
	(Cost $666,846)	737,166
MONEY MARKET FUND — 0.9%
	United States — 0.9%
727,211	Federated Treasury Obligations Fund, Institutional Shares, 0.10%(b)	727,211
	Total Money Market Fund
	(Cost $727,211)	727,211
Total Investments — 100.0%
(Cost $73,840,395)		80,728,992
Net Other Assets (Liabilities) — 0.0%		(25,299)
NET ASSETS—100.0%		$80,703,693

(a)	Represents non-income producing security.

(b)	Represents the current yield as of report date.

ADR — American Depository Receipts

Industry	Percentage of net assets
Air Freight & Logistics	1.3%
Auto Components	1.0%
Automobiles	1.6%
Banks	6.4%
Building Products	1.1%
Capital Markets	2.5%
Chemicals	1.1%
Construction & Engineering	2.0%
Containers & Packaging	1.1%
Diversified Financial Services	0.9%
Diversified Telecommunication Services	2.2%
Electric Utilities	2.9%
Electrical Equipment	0.7%
Electronic Equipment, Instruments & Components	0.9%
Energy Equipment & Services	1.0%
Entertainment	1.1%
Equity Real Estate Investment Trusts (REITS)	0.9%
Food & Staples Retailing	1.1%
Food Products	2.5%
Gas Utilities	0.9%
Health Care Providers & Services	2.3%
Hotels, Restaurants & Leisure	0.9%
Household Durables	2.4%
Household Products	2.7%
Industrial Conglomerates	0.3%
Insurance	4.1%
Interactive Media & Services	0.6%
IT Services	3.1%
Machinery	2.9%
Media	0.8%
Metals & Mining	4.9%
Money Market Fund	0.9%
Multi-Utilities	1.2%
Oil, Gas & Consumable Fuels	1.5%
Paper & Forest Products	1.2%
Pharmaceuticals	9.9%
Pharmaceuticals, Biotechnology & Life Sciences	1.8%
Professional Services	1.3%
Real Estate Management & Development	3.2%
Semiconductors & Semiconductor Equipment	3.2%
Software	0.5%
Specialty Retail	2.8%
Technology Hardware, Storage & Peripherals	0.9%
Textiles, Apparel & Luxury Goods	2.9%
Tobacco	3.5%
Trading Companies & Distributors	4.2%
Wireless Telecommunication Services	2.8%
100.0%

Continued

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral International Equity Fund

June 30, 2020 (Unaudited)

1.	Organization:

Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of Sterling Capital Behavioral International Equity Fund (referred to as the “Fund”), among other series of the Trust.

The Fund is a “diversified” fund as defined in the 1940 Act.

2.	Significant Accounting Policies:

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments of the Fund in securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.

Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated; such securities may be valued at fair value in accordance with procedures adopted by the Board.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

● Level 1 – quoted prices in active markets for identical securities
● Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2020, there were no significant changes to the valuation policies and procedures.

The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2020 is as follows:

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral International Equity Fund — (continued)

June 30, 2020 (Unaudited)

	Level 1 – Quoted Prices		Level 2 – Other Significant Observable Inputs		Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Behavioral International Equity Fund	$2,774,900	(a)	$77,954,092	(a)	$—	$80,728,992

(a)	Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Cash and Cash Equivalents — The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.

Credit Enhancements — Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Foreign Currency Translation — The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts (foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.

Mortgage Dollar Rolls — The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral International Equity Fund — (continued)

June 30, 2020 (Unaudited)

When-Issued — The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.